T. ROWE PRICE Large-Cap Growth Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.6%
COMMUNICATION SERVICES 26.0%
Entertainment 3.9%
Live Nation Entertainment (1) 1,235,910 112,628
Netflix (1) 760,721 464,298
Sea, ADR (1) 269,136 85,782
Spotify Technology (1) 1,221,588 275,273
937,981
Interactive Media & Services 22.1%
Alphabet, Class A (1) 661,349 1,768,130
Alphabet, Class C (1) 254,899 679,385
Facebook, Class A (1) 4,126,932 1,400,639
IAC/InterActiveCorp (1) 855,424 111,453
Match Group (1) 1,409,139 221,221
Pinterest, Class A (1) 1,526,401 77,770
Snap, Class A (1) 9,189,679 678,842
Tencent Holdings, ADR  4,633,432 276,940
Vimeo (1) 2,035,416 59,780
5,274,160
Total Communication Services 6,212,141
CONSUMER DISCRETIONARY 17.2%
Auto Components 0.9%
Aptiv (1) 1,365,803 203,464
203,464
Hotels, Restaurants & Leisure 2.2%
Airbnb, Class A (1) 357,340 59,944
Booking Holdings (1) 96,164 228,281
Chipotle Mexican Grill (1) 84,395 153,389
DraftKings, Class A (1) 1,996,537 96,153
537,767
Internet & Direct Marketing Retail 9.5%
Alibaba Group Holding, ADR (1) 859,033 127,180
Amazon.com (1) 591,864 1,944,297
Coupang (1) 3,304,754 92,037
DoorDash, Class A (1) 213,069 43,888
Farfetch, Class A (1) 1,859,697 69,702
2,277,104
Multiline Retail 1.1%
Dollar General  1,200,308 254,633
254,633

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail 2.2%
Carvana (1) 619,818 186,900
Ross Stores  3,184,926 346,679
533,579
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica (1) 429,553 173,840
NIKE, Class B  954,009 138,551
312,391
Total Consumer Discretionary 4,118,938
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Reinvent Technology Partners SPAC/Aurora PIPE (1)(2) 745,806 6,665
Total Energy 6,665
FINANCIALS 1.4%
Capital Markets 1.4%
Charles Schwab  1,396,073 101,690
MarketAxess Holdings  89,556 37,675
S&P Global  339,636 144,308
XP, Class A (1) 1,068,112 42,906
Total Financials 326,579
HEALTH CARE 12.3%
Biotechnology 0.9%
Incyte (1) 895,645 61,603
Vertex Pharmaceuticals (1) 821,738 149,055
210,658
Health Care Equipment & Supplies 4.3%
Becton Dickinson & Company  582,977 143,307
Intuitive Surgical (1) 448,808 446,183
Stryker  1,639,281 432,311
1,021,801
Health Care Providers & Services 6.1%
Anthem  270,606 100,882
Centene (1) 1,534,030 95,585
Cigna  1,977,741 395,864
HCA Healthcare  1,055,232 256,126
Humana  409,155 159,223
UnitedHealth Group  1,141,559 446,053
1,453,733

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 1.0%
Avantor (1) 5,650,941 231,124
231,124
Total Health Care 2,917,316
INDUSTRIALS & BUSINESS SERVICES 1.4%
Machinery 0.8%
Ingersoll Rand (1) 3,859,225 194,544
194,544
Professional Services 0.6%
CoStar Group (1) 1,644,664 141,540
141,540
Total Industrials & Business Services 336,084
INFORMATION TECHNOLOGY 36.1%
Communications Equipment 0.0%
Magic Leap, Acquisition Date: 1/20/16 - 10/12/17,
Cost $22,587 (1)(3)(4) 46,480 553
553
Electronic Equip, Instr & Cmpts 0.6%
Amphenol, Class A  2,118,390 155,130
155,130
IT Services 9.2%
Affirm Holdings (1) 85,669 10,206
Fidelity National Information Services  657,635 80,021
Global Payments  4,024,340 634,155
MongoDB (1) 388,287 183,081
PayPal Holdings (1) 1,422,655 370,189
Shopify, Class A (1) 36,902 50,031
Snowflake, Class A (1) 102,849 31,105
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $17,445 (1)(3)(4) 696,358 34,658
Visa, Class A  3,613,558 804,920
2,198,366
Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices (1) 1,357,259 139,662
ASML Holding  527,493 393,040
532,702
Software 20.0%
Canva, Acquisition Date: 8/16/21, Cost $6,948 (1)(3)(4) 4,077 6,948
Celonis, Acquisition Date: 6/17/21, Cost $9,559 (1)(3)(4) 25,851 9,559
Celonis, EC, Acquisition Date: 8/27/21, Cost $34 (1)(3)(4) 34,444 34
Fortinet (1) 1,054,243 307,881

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Intuit  1,374,115 741,349
Microsoft  7,312,820 2,061,630
salesforce.com (1) 1,959,050 531,334
SentinelOne, Class A (1) 1,292,577 69,243
ServiceNow (1) 572,241 356,089
Splunk (1) 1,136,872 164,517
Synopsys (1) 665,981 199,401
UiPath, Class A (1) 2,487,698 130,878
Workday, Class A (1) 246,941 61,708
Zoom Video Communications, Class A (1) 561,580 146,853
4,787,424
Technology Hardware, Storage & Peripherals 4.1%
Apple  6,886,857 974,490
974,490
Total Information Technology 8,648,665
Total Miscellaneous Common Stocks  0.2% (5) 43,253
Total Common Stocks (Cost $9,427,304) 22,609,641
CONVERTIBLE PREFERRED STOCKS 4.7%
CONSUMER DISCRETIONARY 3.8%
Automobiles 3.8%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $48,920 (1)(3)(4) 4,553,218 323,415
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $106,688 (1)(3)(4) 6,887,531 489,222
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $50,390 (1)(3)(4) 1,367,440 97,129
Total Consumer Discretionary 909,766
INFORMATION TECHNOLOGY 0.8%
Software 0.8%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $14,738 (1)(4) 1,594,980 30,903
Celonis, Series D, Acquisition Date: 6/17/21, Cost $24,937 (1)(3)
(4) 67,436 24,937
Databricks, Series H, Acquisition Date: 8/31/21, Cost $22,390 (1)
(3)(4) 101,562 22,390
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $27,654 (1)(3)(4) 2,118,369 27,654
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (1)(3)(4) 401,388 25,859
Rappi, Series F, Acquisition Date: 7/8/21, Cost $35,081 (1)(3)(4) 544,536 35,081

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $16,211 (1)(3)
(4) 188,785 17,316
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $1,296 (1)(3)
(4) 14,135 1,296
Total Information Technology 185,436
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $23,334 (1)(3)(4) 492,252 23,334
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $16,932 (1)(3)
(4) 410,238 16,932
Total Materials 40,266
Total Convertible Preferred Stocks (Cost $412,552) 1,135,468
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 0.05% (6)(7) 133,735,871 133,736
Total Short-Term Investments (Cost $133,736) 133,736
Total Investments in Securities 99.9%
(Cost $9,973,592) $ 23,878,845
Other Assets Less Liabilities 0.1% 35,661
Net Assets 100.0% $ 23,914,506
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
September 30, 2021, was $7,458 and was valued at $6,665 (0.0% of net assets).
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,187,220 and represents 5.0% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Large-Cap Growth Fund

.
.
.
.
.
.
.
.
.
.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Large-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 56+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 108,415  ¤  ¤ $ 133,736^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $56 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $133,736.

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Growth Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Large-Cap Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Large-Cap Growth Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2021, totaled $675,858,000 for the period ended September 30, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 22,551,224 $ 6,665 $ 51,752 $ 22,609,641
Convertible Preferred Stocks — 30,903 1,104,565 1,135,468
Short-Term Investments 133,736 — — 133,736
Total $ 22,684,960 $ 37,568 $ 1,156,317 $ 23,878,845

T. ROWE PRICE Large-Cap Growth Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
9/30/21
Investment in
Securities
Common Stocks $ 11,988 $ (4,823) $ 49,835 $ (5,248) $ — $ 51,752
Convertible Preferred
Stocks 332,253 669,052 183,809 (49,197) (31,352) 1,104,565
Total $ 344,241 $ 664,229 $ 233,644 $ (54,445) $ (31,352) $ 1,156,317

T. ROWE PRICE Large-Cap Growth Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F1232-054Q3 09/21
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 51,752 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
36.0x
- 48.2x
42.1x Increase
Gross profit
growth rate
40% 40% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 1,104,565 Recent
comparable
transaction
price(s)
—# —# —# —#
Capital
conversion
reference
point
$55
Billion
$55 Billion Increase